Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate	$ (28,149)	$ (15,598)
Changes in valuation allowance	29,126	13,748
Tax credits	(2,499)	(2,777)
Change in unrecognized tax benefits	625	694
Nontaxable and nondeductible items	1,181	136
Initiation of standalone operations	0	3,797
Other adjustments	(284)	0
Income tax benefit at effective rate	$ 0	$ 0
Tax at statutory federal rate	21.00%	21.00%
Change in valuation allowance	(21.70%)	(18.50%)
Tax credits	1.90%	3.70%
Change in unrecognized tax benefits	(0.50%)	(0.90%)
Nontaxable and nondeductible items	(0.90%)	(0.20%)
Initiation of standalone operations	0.00%	(5.10%)
Other adjustments	0.20%	0.00%
Income tax benefit at effective rate	0.00%	0.00%